Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related party transactions

21	Related party transactions
Remuneration of key management personnel
The remuneration of the directors and executive officers (excluding non-executive directors), who are the key management personnel of the Group, is set out below in aggregate for each of the categories specified in IAS 24, ‘Related Party Disclosures’. These expenses are included in the ‘General and administrative expenses’ line item within the Consolidated Statement of Profit or Loss and Other Comprehensive Income.

	2022 € '000s	2021 € '000s	2020 € '000s
Short term employee benefits	5,388	5,848	5,301
Restricted Stock Units ('RSUs') Awards	1,487	—	—
Post-employment pension and medical benefits	—	35	75
	6,875	5,883	5,376
Key management personnel services were also provided by Whitfield Management Limited. Amounts paid to Whitfield Management Limited for these services for the year ended December 31, 2022 amounted to €2.2 million (2021: €1.6 million; 2020: €0.3 million).
As of December 31, 2021, the Group has made a cash advancement to Super Group (SGHC) Limited of €0.7 million.